Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Profit/(loss) for the year	€ (19)	€ (4)	€ (24)
Current assets	10,290	9,511
Non-current assets	27,020	25,662
Current liabilities	(6,380)	(6,079)
Non-current liabilities	(13,450)	(12,540)
Cash flows from operating activities	3,466	1,899	€ 2,189
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
Profit/(loss) for the year	19	(11)
Current assets	190	153
Non-current assets	1,504	1,351
Current liabilities	(186)	(160)
Non-current liabilities	(822)	(712)
Net assets	686	632
Cash flows from operating activities	€ 60	€ 36